Revenue and Expenses - Data Used for Calculation of Basic and Diluted Earnings Per Share (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit attributable to ordinary equity holders of parent
Profit attributable to ordinary equity holders of the parent company	€ 2,011	€ 8,137	€ 1,582
Adjustment for the coupon corresponding to perpetual subordinated obligations	(279)	(337)	(334)
Tax effect	70	84	84
Total profit attributable to ordinary equity holders of the parent for basic and diluted earnings per share	€ 1,802	€ 7,884	€ 1,332
Number of shares (thousands)
Weighted average number of ordinary shares (excluding treasury shares) for basic earnings per share (in shares)	5,740,105,000	5,864,070,000	5,952,695,000
Telefónica, S.A. share option plans (in shares)	23,096,000	10,098,000	6,590,000
Weighted average number of ordinary shares outstanding for diluted earnings per share (excluding treasury shares) (in shares)	5,763,201,000	5,874,168,000	5,959,285,000